COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ in Millions	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Realized tax benefits payable under Tax Receivable Agreement	85.00%
Unfunded investment commitments	$ 46.5